As filed with the U.S. Securities and Exchange Commission on January 20, 2015

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1,313	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 1,313	☒
(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Iron Street

Boston, MA 02210

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099	BENJAMIN J. HASKIN, ESQ. WILLKIE FARR & GALLAGHER LLP 1875 K STREET, N.W. WASHINGTON, D.C. 20006-1238	EDWARD BAER, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET SAN FRANCISCO, CA 94105

Continuous

(January 20, 2015)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of iShares Trust:

iShares Currency Hedged MSCI EMU ETF

iShares Currency Hedged MSCI Germany ETF

iShares Currency Hedged MSCI Japan ETF

iShares MSCI All Peru Capped ETF

iShares MSCI Australia Small-Cap ETF

iShares MSCI Brazil Small-Cap ETF

iShares MSCI Canada Small-Cap ETF

iShares MSCI China ETF

iShares MSCI China Small-Cap ETF

iShares MSCI Denmark Capped ETF

iShares MSCI Emerging Markets Latin America ETF

iShares MSCI Finland Capped ETF

iShares MSCI Germany Small-Cap ETF

iShares MSCI Hong Kong Small-Cap ETF

iShares MSCI India ETF

iShares MSCI India Small-Cap ETF

iShares MSCI Indonesia ETF

iShares MSCI Ireland Capped ETF

iShares MSCI New Zealand Capped ETF

iShares MSCI Norway Capped ETF

iShares MSCI Philippines ETF

iShares MSCI Poland Capped ETF

iShares MSCI Singapore Small-Cap ETF

iShares MSCI United Kingdom ETF

iShares MSCI United Kingdom Small-Cap ETF

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 1,313 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 16th day of January, 2015.

iSHARES TRUST

By:
Manish Mehta*
President
Date: January 16, 2015

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1,313 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Mark Wiedman*
Trustee
Date: January 16, 2015

John E. Martinez*
Trustee
Date: January 16, 2015

Cecilia H. Herbert*
Trustee
Date: January 16, 2015

Charles A. Hurty*
Trustee
Date: January 16, 2015

John E. Kerrigan*
Trustee
Date: January 16, 2015

Robert H. Silver*
Trustee
Date: January 16, 2015

Robert S. Kapito*
Trustee
Date: January 16, 2015

Madhav V. Rajan*
Trustee
Date: January 16, 2015

/s/ Jack Gee
Jack Gee
Treasurer
Date: January 16, 2015

/s/ Jack Gee
* By: Jack Gee
Attorney-in-fact
Date: January 16, 2015

*	Powers of Attorney, each dated December 31, 2013, for Manish Mehta, Mark Wiedman, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to Post-Effective Amendment No. 1,021, filed January 10, 2014.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase